UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21727
                                                    -----------

                        First Trust Mortgage Income Fund
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         --------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         --------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                              ------------

                    Date of reporting period: July 31, 2013
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule of Investments is attached herewith.

FIRST TRUST MORTGAGE INCOME FUND (FMY)
PORTFOLIO OF INVESTMENTS
JULY 31, 2013 (UNAUDITED)

    PRINCIPAL                                                    STATED
      VALUE                       DESCRIPTION                    COUPON     STATED MATURITY     VALUE
----------------  -------------------------------------------  -----------  ---------------  ------------

MORTGAGE-BACKED SECURITIES - 77.7%

                  COLLATERALIZED MORTGAGE OBLIGATIONS - 63.5%
                  Adjustable Rate Mortgage Trust
$        109,099      Series 2004-5, Class 1A1 (a)...........     2.80%        04/25/35      $    105,841
                  Banc of America Mortgage Securities
         103,300      Series 2002-L, Class 1A1 (a) (b).......     2.90%        12/25/32            91,473
                  Bear Stearns Adjustable Rate Mortgage Trust
         809,586      Series 2004-9, Class 12A3 (a)..........     3.15%        11/25/34           769,456
                  Chase Mortgage Finance Trust
         190,062      Series 2007-A1, Class 1A3 (a)..........     2.89%        02/25/37           188,230
                  Countrywide Alternative Loan Trust
         780,034      Series 2006-41CB, Class 2A17 ..........     6.00%        01/25/37           650,917
          90,589      Series 2007-11T1, Class A37 (c)........    38.88%        05/25/37           154,320
                  Countrywide Home Loan Mortgage Pass Through
                      Trust
         845,530      Series 2006-21, Class A8 ..............     5.75%        02/25/37           768,846
         104,320      Series 2007-15, Class 2A2 .............     6.50%        09/25/37            86,474
                  Countrywide Home Loans
         263,153      Series 2004-HYB1, Class 2A (a).........     2.81%        05/20/34           246,465
                  Credit Suisse First Boston Mortgage
                      Securities Corp.
       1,920,764      Series 2004-AR2, Class 1A1 (a).........     2.85%        03/25/34         1,837,444
       1,643,292      Series 2004-AR8, Class 6A1 (a).........     2.59%        09/25/34         1,644,718
                  DSLA Mortgage Loan Trust
       1,262,721      Series 2007-AR1, Class 2A1A (a)........     0.33%        04/19/47           988,738
                  GMAC Mortgage Corporation Loan Trust
         326,297      Series 2004-AR1, Class 22A (a).........     3.44%        06/25/34           305,088
                  GSAMP Trust
         738,663      Series 2007-HE1, Class A2B (a).........     0.29%        03/25/47           602,975
         137,738      Series 2007-NC1, Class A2A (a).........     0.24%        12/25/46            69,866
         266,531      Series 2007-NC1, Class A2B (a).........     0.29%        12/25/46           136,132
       2,969,245      Series 2007-NC1, Class A2C (a).........     0.34%        12/25/46         1,526,936
                  Harborview Mortgage Loan Trust
         244,757      Series 2004-1, Class 2A (a)............     2.61%        04/19/34           242,119
         981,390      Series 2004-6, Class 3A1 (a)...........     2.80%        08/19/34           969,006
                  HLSS Servicer Advance Receivables Trust
         580,110      Series 2013-T3, Class C3 (d) ..........     2.39%        05/15/46           557,200
                  JP Morgan Mortgage Trust
       2,324,163      Series 2005-ALT1, Class 4A1 (a) .......     5.18%        10/25/35         2,119,654
         736,052      Series 2006-A2, Class 4A1 (a)..........     2.75%        08/25/34           726,572
         240,039      Series 2006-A2, Class 5A3 (a)..........     2.88%        11/25/33           240,147
                  JP Morgan Re-REMIC
       1,824,639      Series 2009-7, Class 12A1 (d)..........     6.25%        01/27/37         1,843,268
                  MASTR Asset Backed Securities Trust
         258,340      Series 2006-HE5, Class A2 (a)..........     0.29%        11/25/36           135,142
       1,328,610      Series 2006-HE5, Class A3 (a)..........     0.35%        11/25/36           701,326
         273,884      Series 2006-HE5, Class A4 (a)..........     0.41%        11/25/36           145,873
       1,875,385      Series 2006-NC2, Class A3 (a)..........     0.30%        08/25/36           868,885
         856,024      Series 2006-NC2, Class A5 (a)..........     0.43%        08/25/36           405,869
                  MASTR Asset Securitization Trust
         842,938      Series 2006-2, Class 1A10 .............     6.00%        06/25/36           808,407

                See Notes to Quarterly Portfolio of Investments           Page 1

FIRST TRUST MORTGAGE INCOME FUND (FMY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2013 (UNAUDITED)

    PRINCIPAL                                                    STATED
      VALUE                       DESCRIPTION                    COUPON     STATED MATURITY     VALUE
----------------  -------------------------------------------  -----------  ---------------  ------------

MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Mellon Residential Funding Corp.
$        400,937      Series 2001-TBC1, Class A1 (a).........     0.88%        11/15/31      $    393,155
         883,197      Series 2002-TBC2, Class A (a)..........     1.04%        08/15/32           849,176
                  Morgan Stanley Mortgage Loan Trust
         638,331      Series 2004-7AR, Class 2A6 (a).........     2.52%        09/25/34           633,964
                  Nationstar Home Equity Loan Trust
       1,731,000      Series 2006-B, Class AV4 (a)...........     0.47%        09/25/36         1,452,901
                  Provident Funding Mortgage Loan Trust
         319,508      Series 2005-1, Class 1A1 (a)...........     2.74%        05/25/35           309,058
                  Residential Accredit Loans, Inc.
         941,178      Series 2004-QS2, Class CB .............     5.75%        02/25/34           987,792
                  Residential Funding Mortgage Securities I
         248,430      Series 2005-S5, Class A5 ..............     5.25%        07/25/35           246,554
                  Securitized Asset Backed Receivables LLC
       1,298,454      Series 2007-BR2, Class A2 (a)..........     0.42%        02/25/37           623,418
                  Thornburg Mortgage Securities Trust
       1,113,194      Series 2004-3, Class A (a).............     0.93%        09/25/44         1,061,112
                  Wachovia Mortgage Loan Trust, LLC
         757,441      Series 2006-A, Class 3A1 (a)...........     2.67%        05/20/36           732,015
                  WaMu Mortgage Pass Through Certificates
       1,099,145      Series 2004-AR10, Class A1B (a)........     0.61%        07/25/44           981,362
       1,604,924      Series 2005-AR11, Class A1A (a)........     0.51%        08/25/45         1,451,205
       1,308,705      Series 2005-AR2, Class 2A23 (a)........     0.57%        01/25/45         1,166,541
       1,475,919      Series 2005-AR6, Class 2A1A (a)........     0.42%        04/25/45         1,342,029
         709,169      Series 2005-AR9, Class A1A (a).........     0.51%        07/25/45           653,076
       1,325,070      Series 2006-AR5, Class A1A (a).........     1.15%        06/25/46         1,092,996
                  Washington Mutual Alternative Mortgage
                      Pass-Through Certificate.............    38.34%
          55,520      Series 2007-5, Class A11 (c)...........                  06/25/37           100,290
                  Washington Mutual MSC Mortgage Pass-Through
         513,214      Series 2004-RA1, Class 2A .............     7.00%        03/25/34           543,110
                  Wells Fargo Mortgage Backed Securities
                      Trust
       1,014,022      Series 2003-H, Class A1 (a)............     4.46%        09/25/33         1,013,480
         814,458      Series 2004-A, Class A1 (a)............     4.91%        02/25/34           817,241
       1,602,009      Series 2004-R, Class 1A1 (a)...........     2.62%        09/25/34         1,610,127
         740,735      Series 2004-S, Class A1 (a)............     2.63%        09/25/34           750,815
       1,151,503      Series 2004-Y, Class 1A2 (a)...........     2.68%        11/25/34         1,127,182
         462,559      Series 2005-AR16, Class 1A1 (a)........     2.70%        08/25/33           467,151
         612,705      Series 2005-AR3, Class 2A1 (a).........     2.66%        03/25/35           610,867
         966,050      Series 2005-AR8, Class 1A1 (a).........     2.64%        06/25/35           963,676
         451,283      Series 2006-AR1, Class 2A5 (a).........     5.35%        03/25/36           436,924
       1,267,152      Series 2006-AR10, Class 5A2 (a)........     2.61%        07/25/36         1,175,250
       1,304,613      Series 2007-10, Class 1A18 ............     6.00%        07/25/37         1,255,442
         779,693      Series 2007-16, Class 1A1 .............     6.00%        12/28/37           812,783

Page 2          See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORTGAGE INCOME FUND (FMY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2013 (UNAUDITED)

    PRINCIPAL                                                    STATED
      VALUE                       DESCRIPTION                    COUPON     STATED MATURITY     VALUE
----------------  -------------------------------------------  -----------  ---------------  ------------

MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Wells Fargo Mortgage Backed Securities
                      Trust (Continued)
$        752,366      Series 2007-2, Class 1A13 .............     6.00%        03/25/37      $    690,908
         185,011      Series 2007-8, Class 2A2 ..............     6.00%        07/25/37           178,307
                                                                                             ------------
                                                                                               46,467,294
                                                                                             ------------

                  COMMERCIAL MORTGAGE-BACKED SECURITIES - 14.2%
                  Banc of America Commercial Mortgage Trust
       1,000,000      Series 2006-6, Class AJ ...............     5.42%        10/10/45           934,930
                  Credit Suisse Mortgage Capital Certificates
         820,000      Series 2007-C2, Class A3 ..............     5.54%        01/15/49           912,315
                  GS Mortgage Securities Corp II
       1,000,000      Series 2007-GG10, Class A4 (a).........     6.00%        08/10/45         1,117,555
                  JP Morgan Chase Commercial Mortgage
                      Securities Corp
       1,500,000      Series 2007-LD12, Class A4 ............     5.88%        02/15/51         1,699,578
         800,000      Series 2009-IWST, Class C (a) (d) .....     7.69%        12/05/27           958,747
                  LB-UBS Commercial Mortgage Trust
         420,000      Series 2007-C1, Class AM ..............     5.46%        02/15/40           461,438
                  Merrill Lynch Mortgage Pass-Through
                      Certificates
         663,503      Series 2004-D, Class A1 (a)............     0.85%        09/25/29           651,353
                  Mid-State Capital Corp.
         655,309      Series 2004, Class M1 .................     6.50%        08/15/37           752,993
                  Morgan Stanley Capital I Trust
         980,000      Series 2007-IQ16, Class AM (a).........     6.09%        12/12/49         1,111,092
         820,000      Series 2008-T29, Class AM (a)..........     6.28%        01/11/43           940,965
                  VNO Mortgage Trust
         900,000      Series 2012-6AVE, Class A (d) .........     3.00%        11/15/30           851,905
                                                                                             ------------
                                                                                               10,392,871
                                                                                             ------------
                  TOTAL MORTGAGE-BACKED SECURITIES.........................................    56,860,165
                  (Cost $55,123,851)                                                         ------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 38.4%

                  COLLATERALIZED MORTGAGE OBLIGATIONS - 12.3%
                  Federal Home Loan Mortgage Corp.
       2,834,188      Series 2807, Class SB, IO (c)..........     7.26%        11/15/33           444,492
          42,000      Series 3195, Class SX (c)..............    44.91%        07/15/36            82,819
         729,026      Series 3562, Class KI, IO .............     4.50%        11/15/22            31,180
         353,035      Series 3593, Class IP, IO .............     5.00%        06/15/36             8,639
       3,796,093      Series 3619, Class EI, IO .............     4.50%        05/15/24           304,276
       2,760,536      Series 3692, Class PS, IO (c)..........     6.41%        05/15/38           329,933
       5,493,498      Series 3726, Class KI, IO .............     3.50%        04/15/25           561,751
       3,596,932      Series 3870, Class WS, IO (c)..........     6.41%        06/15/31           641,251
                  Federal Home Loan Mortgage Corp., STRIP
       1,917,699      Series 232, Class IO, IO ..............     5.00%        08/01/35           296,447

                See Notes to Quarterly Portfolio of Investments           Page 3

FIRST TRUST MORTGAGE INCOME FUND (FMY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2013 (UNAUDITED)

    PRINCIPAL                                                    STATED
      VALUE                       DESCRIPTION                    COUPON     STATED MATURITY     VALUE
----------------  -------------------------------------------  -----------  ---------------  ------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association
$      1,315,532      Series 2005-122, Class SN (c)..........    27.84%        01/25/36      $  1,833,974
         596,403      Series 2008-50, Class AI, IO ..........     5.50%        06/25/23            28,392
       4,805,393      Series 2010-103, Class ID, IO .........     5.00%        09/25/40           837,210
       7,990,312      Series 2010-139, Class KI, IO .........     1.09%        12/25/40           412,389
       1,296,413      Series 2010-142, Class PS, IO (c)......     5.86%        05/25/40           177,759
       1,544,990      Series 2010-145, Class TI, IO .........     3.50%        12/25/20           116,931
       4,468,924      Series 2010-40, Class MI, IO ..........     4.50%        08/25/24           257,751
                  Federal National Mortgage Association,
                      STRIP
       2,164,478      Series 360, Class 2, IO ...............     5.00%        08/01/35           327,415
       3,630,105      Series 406, Class 6, IO ...............     4.00%        01/25/41           553,624
                  Government National Mortgage Association
       1,746,671      Series 2009-65, Class NJ, IO ..........     5.50%        07/20/39           164,553
       4,206,673      Series 2010-115, Class IQ, IO .........     4.50%        11/20/38           490,626
       9,898,609      Series 2011-131, Class EI, IO .........     4.50%        08/20/39           935,652
       2,187,155      Series 2011-69, Class CI, IO ..........     5.00%        03/20/36           134,080
                                                                                             ------------
                                                                                                8,971,144
                                                                                             ------------

                  COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.5%
                  Government National Mortgage Association
      17,257,625      Series 2011-152, Class IO, IO (a) .....     1.35%        08/16/51         1,044,112
       8,964,007      Series 2012-100, Class IO, IO (a) (e)..     0.89%        08/16/52           659,025
      12,082,247      Series 2012-70, Class IO, IO (a) (e)...     0.96%        08/16/52           817,890
       7,471,971      Series 2012-78, Class IO, IO (a) (e)...     1.06%        06/16/52           557,659
       2,659,270      Series 2012-95, Class IO, IO (a) (e)...     1.05%        02/16/53           235,775
                                                                                             ------------
                                                                                                3,314,461
                                                                                             ------------

                  PASS-THROUGH SECURITIES - 21.6%
                  Fannie Mae REMICs
       1,052,617      Series 2005-83, Class LZ ..............     5.50%        10/25/35         1,113,584
                  Federal Home Loan Mortgage Corp.
       5,000,000      Gold Pool .............................     3.50%        08/01/44         5,028,906
       2,168,365      Pool A94738 (e)........................     4.50%        11/01/40         2,287,658
       1,282,352      Pool K36017 (e)........................     5.00%        09/01/47         1,364,113
                  Federal National Mortgage Association
       2,520,020      Pool 831145 (e)........................     6.00%        12/01/35         2,815,123
       2,817,040      Pool 843971 (e)........................     6.00%        11/01/35         3,161,751
                                                                                             ------------
                                                                                               15,771,135
                                                                                             ------------
                  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES..................    28,056,740
                  (Cost $30,411,371)                                                         ------------

ASSET-BACKED SECURITIES - 0.4%
                  Green Tree Financial Corp.
          86,566      Series 1997-2, Class A6 ...............     7.24%        06/15/28            91,566
          99,833      Series 1997-3, Class A6 ...............     7.32%        03/15/28           108,337

Page 4          See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORTGAGE INCOME FUND (FMY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2013 (UNAUDITED)

    PRINCIPAL                                                    STATED
      VALUE                       DESCRIPTION                    COUPON     STATED MATURITY     VALUE
----------------  -------------------------------------------  -----------  ---------------  ------------

ASSET-BACKED SECURITIES (CONTINUED)
                  Green Tree Financial Corp. (Continued)
$        121,033      Series 1997-7, Class A6 ...............     6.76%        07/15/28      $    127,950
                                                                                             ------------
                  TOTAL ASSET-BACKED SECURITIES............................................       327,853
                  (Cost $324,058)                                                            ------------

                  TOTAL INVESTMENTS - 116.5%...............................................    85,244,758
                  (Cost $85,859,280) (f)                                                     ------------

    PRINCIPAL
      VALUE                                      DESCRIPTION                                    AMOUNT
----------------  -------------------------------------------------------------------------  ------------

REVERSE REPURCHASE AGREEMENTS - (14.9%)
      (1,429,000) With JP Morgan 1.04% dated 07/08/13, to be repurchased at
                      $1,430,284 on 08/08/13...............................................    (1,429,000)
      (5,561,000) With JP Morgan 0.35% dated 07/12/13, to be repurchased at
                      $5,562,676 on 08/12/13...............................................    (5,561,000)
      (3,444,000) With JP Morgan 0.35% dated 07/15/13, to be repurchased at
                      $3,445,038 on 08/15/13...............................................    (3,444,000)
        (471,000) With JP Morgan 1.04% dated 07/29/13, to be repurchased at
                      $471,420 on 08/29/13.................................................      (471,000)
                                                                                             ------------
                  TOTAL REVERSE REPURCHASE AGREEMENTS......................................   (10,905,000)

                  NET OTHER ASSETS AND LIABILITIES - (1.6%)................................    (1,166,312)
                                                                                             ------------
                  NET ASSETS - 100.0%......................................................  $ 73,173,446
                                                                                             ============

---------------------------------------

(a) Floating or variable rate security. The interest rate shown reflects the rate in effect at July 31, 2013.

(b) Illiquid, as determined by Brookfiled Investment Management Inc. ("Brookfield"), the Fund's sub-advisor.

(c) Inverse floating rate instrument. The interest rate shown reflects the rate in effect at July 31, 2013.

(d) This security, sold within the terms of a private placement memorandum is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by Brookfield. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2013, securities noted as such amounted to $4,211,120, or 5.75% of net assets.

(e) This security or a portion of this security is segregated as collateral for reverse repurchase agreements.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,278,242 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,892,764.

IO Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

STRIP Separate Trading of Registered Interest and Principal of Securities


                See Notes to Quarterly Portfolio of Investments           Page 5

FIRST TRUST MORTGAGE INCOME FUND (FMY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2013 (UNAUDITED)

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                              ASSETS TABLE
                                                                                 LEVEL 2       LEVEL 3
                                                      TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                    VALUE AT       QUOTED      OBSERVABLE    UNOBSERVABLE
                                                    7/31/2013      PRICES        INPUTS         INPUTS
                                                  -------------  -----------  -------------  ------------
Mortgage-Backed Securities......................  $  56,860,165  $        --  $  56,860,165  $         --
U.S. Government Agency Mortgage-Backed
  Securities....................................     28,056,740           --     28,056,740            --
Asset-Backed Securities.........................        327,853           --        327,853            --
                                                  -------------  -----------  -------------  ------------
TOTAL...........................................  $  85,244,758  $        --  $  85,244,758  $         --
                                                  =============  ===========  =============  ============


                                            LIABILITIES TABLE
                                                                                 LEVEL 2       LEVEL 3
                                                      TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                    VALUE AT       QUOTED      OBSERVABLE    UNOBSERVABLE
                                                    7/31/2013      PRICES        INPUTS         INPUTS
                                                  -------------  -----------  -------------  ------------
Reverse Repurchase Agreements ..................  $ (10,905,000) $        --  $ (10,905,000) $         --
                                                  =============  ===========  =============  ============

All transfers in and out of the Levels during the period are assumed to be on the last day of the period at their current value. There were no transfers between Levels at July 31, 2013.


Page 6          See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                     FIRST TRUST MORTGAGE INCOME FUND (FMY)
                           JULY 31, 2013 (UNAUDITED)

                                1. ORGANIZATION

First Trust Mortgage Income Fund (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on February 22, 2005, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FMY on the New York Stock Exchange ("NYSE").

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the 1940 Act. The Fund's securities will be valued as follows:

      U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Fund's Board of Trustees, which may use the following valuation inputs when available:

            1) benchmark yields;

            2) reported trades;

            3) broker/dealer quotes;

            4) issuer spreads;

            5) benchmark securities;

            6) bids and offers; and

            7) reference data including market research publications.

      Debt securities having a remaining maturity of sixty days or less when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund's Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1) the fundamental business data relating to the issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3) the type, size and cost of security;

      4) the financial statements of the issuer;

      5) the credit quality and cash flow of the issuer, based on the Sub-Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

      8) the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

      10)the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management;

      11)the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry; and

      12)other relevant factors.

                     FIRST TRUST MORTGAGE INCOME FUND (FMY)
                           JULY 31, 2013 (UNAUDITED)

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2013, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At July 31, 2013, the Fund had no when-issued, delayed-delivery or forward purchase commitments.

C. REVERSE REPURCHASE AGREEMENTS:

Reverse repurchase agreements were utilized as leverage for the Fund. A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing under which Fund assets are pledged as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount equal to a percentage of the market value of the pledged collateral. At the maturity of the reverse repurchase agreement, the loan will be repaid and the collateral will correspondingly be received back to the Fund. While used as collateral, the assets continue to pay principal and interest which are for the benefit of the Fund.


Information for the fiscal period ended July 31, 2013:

    Maximum amount outstanding during the period...................  $24,242,850

    Average amount outstanding during the period*..................  $15,536,376

    Average Common Shares outstanding during the period............    4,212,694

    Average debt per Common Share outstanding during the period....        $3.69



* The average amount outstanding during the period was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the fiscal period ended July 31, 2013.

During the fiscal period ended July 31, 2013, the interest rates ranged from 0.35% to 1.76%, with a weighted average interest rate of 0.74%, on borrowings by the Fund under reverse repurchase agreements, which had interest expense that aggregated $87,248.

D. INVERSE FLOATING-RATE SECURITIES:

An inverse floating-rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed-rate security. These instruments are typically used to enhance the yield of the portfolio. These securities, if any, are identified on the Portfolio of Investments.

                     FIRST TRUST MORTGAGE INCOME FUND (FMY)
                           JULY 31, 2013 (UNAUDITED)

E. STRIPPED MORTGAGE-BACKED SECURITIES:

Stripped Mortgage-Backed Securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an interest-only security ("IO Security") and all of the principal is distributed to holders of another type of security known as a principal-only security. These securities, if any, are identified on the Portfolio of Investments.

F. INTEREST-ONLY SECURITIES:

An IO Security is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)             First Trust Mortgage Income Fund
              ----------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: September 18, 2013
     ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: September 18, 2013
     ---------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: September 18, 2013
     ---------------------------

* Print the name and title of each signing officer under his or her signature.